Segment and Geographic Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Net revenues	$ 53,181,824	$ 95,591,331	$ 144,106,738
Less: intersegment sales	(10,559,174)	(12,533,435)	(36,701,972)
Net revenues from external customer	42,622,650	83,057,896	107,404,766
Cost of revenues	21,933,678	20,380,258	20,478,238
Less: intersegment cost of revenues			(739,501)
Cost of revenues after elimination	21,933,678	20,380,258	19,738,737
Operating expenses:
General and administrative	15,250,086	19,836,498	17,993,787
Product development	16,208,000	14,485,444	10,738,730
Sales and marketing	29,467,593	50,083,441	46,474,107
Loss from impairment of intangible assets	291,817	1,111,149	250,360
Loss from impairment of goodwill		6,659,691
Total segments operating expenses	72,456,876	104,982,508	111,523,031
Less: intersegment operating expenses	(11,239,380)	(12,806,285)	(36,066,047)
Total operating expenses	61,217,496	92,176,223	75,456,984
Government subsidies	230,174	1,194,775	251,828
Income (loss) from operations	(40,298,350)	(28,303,810)	12,460,873
Total segments assets	297,696,496	317,412,863	336,003,975
Less: intersegment asset balances	(183,092,643)	(149,789,037)	(191,938,818)
Total assets	114,603,853	167,623,826	144,065,157
Commodities brokerage services [Member]
Segment Reporting Information [Line Items]
Net revenues	3,698,857	69,980,296	113,720,922
Less: intersegment sales	(1,110,431)	(10,003,579)	(34,018,268)
Net revenues from external customer	2,588,426	59,976,717	79,702,654
Cost of revenues	(60,504)	5,729,464	4,975,361
Less: intersegment cost of revenues
Cost of revenues after elimination	(60,504)	5,729,464	4,975,361
Operating expenses:
General and administrative	4,511,167	6,026,102	4,026,984
Product development	1,776,007	3,374,144	2,549,731
Sales and marketing	11,115,488	46,648,934	69,674,657
Loss from impairment of intangible assets		1,111,149	250,360
Loss from impairment of goodwill		6,659,691
Total segments operating expenses	17,402,662	63,820,020	76,501,732
Less: intersegment operating expenses	(1,110,431)	(10,003,579)	(35,907,706)
Total operating expenses	16,292,231	53,816,441	40,594,026
Government subsidies	230,174	1,194,775	251,828
Income (loss) from operations	(13,413,127)	1,625,587	34,385,095
Total segments assets	21,569,350	42,343,571	109,286,634
Less: intersegment asset balances	(13,995,983)	(13,508,587)	(51,101,320)
Total assets	7,573,367	28,834,984	58,185,314
Subscription services and other related services [Member]
Segment Reporting Information [Line Items]
Net revenues	23,984,993	16,654,534	27,236,753
Less: intersegment sales	(9,232,502)	(2,529,856)	(2,683,704)
Net revenues from external customer	14,752,491	14,124,678	24,553,049
Cost of revenues	7,453,185	10,392,343	14,321,339
Less: intersegment cost of revenues			(739,501)
Cost of revenues after elimination	7,453,185	10,392,343	13,581,838
Operating expenses:
General and administrative	7,565,268	10,090,294	11,148,924
Product development	23,502,362	12,995,022	8,188,718
Sales and marketing	16,830,525	13,029,524	12,139,100
Loss from impairment of intangible assets	291,817
Loss from impairment of goodwill
Total segments operating expenses	48,189,972	36,114,840	31,476,742
Less: intersegment operating expenses	(9,439,947)	(2,524,975)	(47,620)
Total operating expenses	38,750,025	33,589,865	31,429,122
Government subsidies
Income (loss) from operations	(31,450,719)	(29,857,530)	(20,457,911)
Total segments assets	187,122,375	197,412,591	179,706,230
Less: intersegment asset balances	(149,214,015)	(116,348,234)	(122,077,495)
Total assets	37,908,360	81,064,357	57,628,735
Hong Kong brokerage services [Member]
Segment Reporting Information [Line Items]
Net revenues	25,497,974	8,956,501	3,149,063
Less: intersegment sales	(216,241)
Net revenues from external customer	25,281,733	8,956,501	3,149,063
Cost of revenues	14,540,997	4,258,451	1,181,538
Less: intersegment cost of revenues
Cost of revenues after elimination	14,540,997	4,258,451	1,181,538
Operating expenses:
General and administrative	3,930,479	3,992,953	2,978,161
Product development
Sales and marketing	2,933,763	1,054,695	566,396
Loss from impairment of intangible assets
Loss from impairment of goodwill
Total segments operating expenses	6,864,242	5,047,648	3,544,557
Less: intersegment operating expenses	(689,002)	(277,731)	(110,721)
Total operating expenses	6,175,240	4,769,917	3,433,836
Government subsidies
Income (loss) from operations	4,565,496	(71,867)	(1,466,311)
Total segments assets	89,004,771	77,656,701	47,011,111
Less: intersegment asset balances	(19,882,645)	(19,932,216)	(18,760,003)
Total assets	$ 69,122,126	$ 57,724,485	$ 28,251,108